Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
During 2023, 2024 and 2025, the following charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2023	2024	2025
A	20%	—	—
B	14%	14%	14%
C	—	10%	—
D	—	—	12%